Non-Mineral Leases - Operating Leases Rental Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Total rentals	$ 304	$ 267	$ 259
Less sublease rentals	(14)	(14)	(18)
Operating Leases, Rent Expense, Total	$ 290	$ 253	$ 241